Note 22 Liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 11,527	€ 10,981
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,398	9,835
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 1,129	€ 1,146